Cover Page Document	Aug. 20, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 20, 2025
Entity Registrant Name	ITRON, INC.
Entity Incorporation, State or Country Code	WA
Entity File Number	000-22418
Entity Tax Identification Number	91-1011792
Entity Address, Address Line One	2111 N. Molter Road
Entity Address, City or Town	Liberty Lake,
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99019
City Area Code	(509)
Local Phone Number	924-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000780571
Amendment Flag	true
Amendment Description	Mr. Drury has been appointed to serve on the Nominating and Corporate Governance Committee of the Board.
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ITRI
Security Exchange Name	NASDAQ